Comprehensive Income - Other Comprehensive (Loss) Income Included in Stockholders' Equity (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Unrealized holding gains (losses) on:
Available for sale securities, Pre-Tax	$ (16,012)	$ 5,071	$ 12,637
Derivatives, Pre-Tax	376	171	(209)
Reclassification adjustments for gains on available for sale securities, Pre-Tax	(1,661)	(1,671)	(2,897)
Other than temporary impairment, Pre-Tax	400		155
Other comprehensive income, pre tax	(16,897)	3,571	9,686
Available for sale securities, tax	5,444	(1,723)	(4,296)
Derivatives, tax	(128)	(58)	71
Reclassification adjustments for gains on available for sale securities, tax	565	567	985
Other than temporary impairment	(136)		(53)
Other comprehensive income, tax	5,745	(1,214)	(3,293)
Available for sale securities, net of tax	(10,568)	3,348	8,341
Derivatives, net of tax	248	113	(138)
Reclassification adjustments for gains on available for sale securities, net of tax	(1,096)	(1,104)	(1,912)
Other than temporary impairment	264		102
Other comprehensive income, net of tax	$ (11,152)	$ 2,357	$ 6,393